Financial instruments (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial instruments
Cash and Due from Banks	SFr 89	SFr 304
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	104,283
Loans	20,820	22,913
Other assets	25,627	32,320
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,398)	(54,732)
Short-term borrowings	(3,112)	(3,861)
Long-term debt	(80,931)	(81,166)
Other liabilities	(11,754)	(16,938)
Aggregate fair value
Loans
Non-interest-earning loans	1,628	1,147
Financial instruments
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	104,283
Loans	20,820	22,913
Other assets	23,906	26,088
Due to banks and customer deposits	(913)	(914)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,398)	(54,732)
Short-term borrowings	(3,112)	(3,861)
Long-term debt	(80,931)	(81,166)
Other liabilities	(984)	(1,268)
Aggregate unpaid principal
Loans
Non-interest-earning loans	5,019	3,816
Financial instruments
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,397	104,027
Loans	22,289	23,782
Other assets	30,308	33,091
Due to banks and customer deposits	(826)	(873)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,381)	(54,661)
Short-term borrowings	(3,263)	(3,918)
Long-term debt	(85,335)	(81,322)
Other liabilities	(2,619)	(2,767)
Difference
Loans
Non-interest-earning loans, Difference	(3,391)	(2,669)
Financial instruments
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	168	256
Loans	(1,469)	(869)
Other assets	(6,402)	(7,003)
Due to banks and customer deposits	(87)	(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17)	(71)
Short-term borrowings	151	57
Long-term debt	4,404	156
Other liabilities	1,635	1,499
Bank
Financial instruments
Cash and Due from Banks	89	304
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	104,283
Loans	20,820	22,913
Other assets	25,626	32,321
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,398)	(54,732)
Short-term borrowings	(3,112)	(3,861)
Long-term debt	(80,002)	(80,260)
Other liabilities	(11,745)	(16,933)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	1,628	1,147
Financial instruments
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	104,283
Loans	20,820	22,913
Other assets	23,906	26,088
Due to banks and customer deposits	(913)	(914)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,398)	(54,732)
Short-term borrowings	(3,112)	(3,861)
Long-term debt	(80,002)	(80,260)
Other liabilities	(984)	(1,268)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	5,019	3,816
Financial instruments
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,397	104,027
Loans	22,289	23,782
Other assets	30,308	33,091
Due to banks and customer deposits	(826)	(873)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,381)	(54,661)
Short-term borrowings	(3,263)	(3,918)
Long-term debt	(84,351)	(80,344)
Other liabilities	(2,619)	(2,767)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(3,391)	(2,669)
Financial instruments
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	168	256
Loans	(1,469)	(869)
Other assets	(6,402)	(7,003)
Due to banks and customer deposits	(87)	(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17)	(71)
Short-term borrowings	151	57
Long-term debt	4,349	84
Other liabilities	SFr 1,635	SFr 1,499